Initial Public Offering (Details) - $ / shares		4 Months Ended
	Dec. 10, 2020	Dec. 31, 2020
IPO [Member]
Initial Public Offering (Details) [Line Items]
Number of shares issued	28,750,000	28,750,000
Warrant description	Each Unit consists of one share of Class A common stock and one-third of one redeemable warrant (“Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at an exercise price of $11.50 per whole share, subject to adjustment (see Note 9).	Each Unit consists of one share of Class A common stock and one-third of one redeemable warrant (“Public Warrant”). Each Public Warrant entitles the holder to purchase one share of Class A common stock at an exercise price of $11.50 per whole share, subject to adjustment (see Note 9).
Over-Allotment Option [Member]
Initial Public Offering (Details) [Line Items]
Number of shares issued	3,750,000	3,750,000
Share price (in Dollars per share)	$ 10.00	$ 10.00